Fair Value of Financial Instruments - Fair Value Measurements (Table) (Details) - USD ($) $ in Thousands		Jun. 30, 2015	Dec. 31, 2014
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Cash and cash equivalents		$ 26,841	$ 99,495
Restricted cash		22,201	954
Loans receivable from affiliates		1,096	750
Term Loan B facility, net		(416,947)	(431,764)
Other long-term debt, net		(206,570)	(153,349)
Level I
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Cash and cash equivalents		26,841	99,495
Restricted cash		22,201	954
Level II
Fair Value Assets And Liabilities Measured On Recurring And Non-recurring Basis [Line Items]
Loans receivable from affiliates		1,096	750
Term Loan B facility, net	[1]	(416,947)	(431,764)
Other long-term debt, net	[1]	$ (206,570)	$ (153,349)

[1]	The fair value of the Company's debt is estimated based currently available debt with similar contract terms, interest rate and remaining maturities as well as taking into account our creditworthiness.